Subsequent Events	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to September 29, 2025, the date that the interim financial statement was available to be issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On August 28, 2025 (the “Closing Date”), the Company consummated the Business Combination with YD Biopharma and Breeze pursuant to the Merger Agreement between the Company, YD Biopharma, Parent Merger Sub, and Company Merger Sub. The consummation of the Business Combination involved the merger of Breeze Merger Sub with and into Breeze (the “Breeze Merger,” and the time at which the Breeze Merger became effective, the “Breeze Merger Effective Time”), pursuant to which, at the closing of the transactions contemplated by the Merger Agreement, the separate corporate existence of Breeze Merger Sub ceased, with Breeze as the surviving corporation becoming a wholly owned subsidiary of the Company, and the merger of Company Merger Sub with and into YD Biopharma (the “Company Merger,” and the time at which the Company Merger became effective, the “Company Merger Effective Time”), pursuant to which, at the closing of the transactions contemplated by the Merger Agreement, the separate corporate existence of Company Merger Sub ceased, with YD Biopharma as the surviving corporation becoming a wholly owned subsidiary of the Company pursuant to the terms of the Merger Agreement and in accordance with the Companies Act. As a result of the Business Combination, the Company owns 100% of the outstanding ordinary shares of YD Biopharma and 100% of the outstanding shares, warrants, and rights of Breeze.

At the effective time of business combination on August 28, 2025, the issued and outstanding ordinary shares of the Company, were cancelled and extinguished in accordance with the Merger Agreement.

On August 28, 2025, at the closing of the Business Combination, Breeze’s outstanding shares were exchanged for 4,140,948 ordinary shares of the Company, as stipulated in the Merger Agreement. This exchange reflects the conversion of Breeze’s public shares, sponsor shares, rights and other outstanding equity interests (net of any redemptions) into ordinary shares of the Company, contributing to the post-closing equity structure of the Company.

At the same time, pursuant to the Merger Agreement, the issued and outstanding shares of YD Biopharma were exchanged for ordinary shares of the Company with each YD Biopharma shareholder receiving its pro rata share of the Exchange Consideration. The “Exchange Consideration” was the number of newly issued Pubco ordinary shares equal to (a) a transaction value of $647,304,110 divided by (b) a per share price of $10.00. “Pro Rata Share” means, with respect to each YD Biopharma shareholder, a fraction expressed as a percentage equal to (i) the number of shares of common stock held by such YD Biopharma shareholder immediately prior to the closing, divided by (ii) the total number of issued and outstanding shares of common stock immediately prior to the closing. As a result, 64,730,411 ordinary shares of Pubco were issued to the former shareholders of YD Biopharma at closing.

In addition, on August 28, 2025, Pubco issued 1,650,000 ordinary shares to certain investors in connection with a PIPE Financing raising aggregate proceeds of $13.2 million at a price per share of $8.00.

On August 28, 2025, at the closing of the Business Combination and in accordance with the Merger Agreement, Breeze’s outstanding warrants were exchanged for 16,925,000 Pubco warrants on a one-for-one basis, with the same exercise price and terms.

As of August 28, 2025 immediately following the completion of the Business Combination closing, there were 70,521,359 Pubco ordinary shares outstanding and 16,925,000 Pubco warrants outstanding.

NOTE 7 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to April 30, 2025, the date that the interim financial statement was available to be issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 3, 2025, the Company entered into Subscription Agreements with certain investors for the private placement of an aggregate of 1,250,000 shares of the Company’s ordinary shares, par value $0.0001 per share, at a purchase price of $8.00 per share, for an aggregate purchase price of $10.0 million. This PIPE financing is contingent upon the successful completion of the Business Combination at which time the shares will be issued. The funds raised from this PIPE financing will be used to support the business combination and related transaction costs.

Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 12. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not, except as described in these condensed consolidated financial statements and below, identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On July 4, 2025, President Trump signed into law the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”). The OBBBA includes various provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others implemented through 2027. We are currently assessing its impact on our consolidated financial statements and will recognize the income tax effects in the consolidated financial statements beginning in the period in which the OBBBA was signed into law.

On August 13, 2025, Pubco entered into a termination agreement releasing Dr. Ou from his subscription obligations under the PIPE Financing and at the same time entered into a new subscription agreement with Ms. Hsiao Lan Wu. Ms. Lu’s subscription is in the same amount and on the same terms as those previously agreed to by Dr. Ou. Pubco continues to have commitments of $13.2 million in connection with the PIPE Financing following the substitution of Ms. Wu for Dr. Ou. Ms. Wu has no affiliation with Pubco or any of its directors or officers.

On August 14, 2025, the Company held a special meeting of its stockholders where the Company’s stockholders approved the Business Combination Proposal along with all other proposals necessary to complete the transaction, including amendments to the charter of the combined company and approval of the Pubco Incentive Plan.

In connection with the special meeting, 49,715 shares of the Company’s common stock were redeemed (the “Redemption”), with 3,314,698 shares of Common Stock remaining outstanding after the Redemption; 174,698 shares of Common Stock remaining outstanding after the Redemption are shares issued in connection with our initial public offering.

On August 18, 2025, the Company executed the thirty-fifth one-month extension for the period from July 26, 2025 to August 26, 2025, depositing $7,876, which includes accrued interest, into the trust account.

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not, except as described in these consolidated financial statements and below, identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On March 3, 2025, YD Bio Limited entered into Subscription Agreements with certain investors for the private placement of an aggregate of 1,250,000 shares of YD Bio Limited’s ordinary shares, par value $0.0001 per share, at a purchase price of $8.00 per share, for an aggregate purchase price of $9.0 million. This PIPE financing is contingent upon the successful completion of the Merger Agreement at which time the shares will be issued. The funds raised from this PIPE financing will be used to support the business combination and related transaction costs.